Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property and Equipment [Line Items]
Depreciation expense	$ 1,476	$ 1,483
Disposed of property and equipment	859	527
Proceeds from sale of property and equipment	$ 1,007	$ 67
Leasehold term	60 years
Primech A&P [Member]
Property and Equipment [Line Items]
Leasehold term	60 years
CSG Industries [Member]
Property and Equipment [Line Items]
Leasehold term	30 years